LIQUIDITY (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ (29,529)		$ (18,496)
Cash and cash equivalents		$ 3,488		$ 9
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)		2,956,354		999,748
Proceeds from issuance of common stock	$ 11,704	$ 1,250	$ 0
Offering expenses	$ 546
Series T Warrants | Weighted Average
Related Party Transaction [Line Items]
Stock price (in usd per share)		$ 9.21
Common Stock
Related Party Transaction [Line Items]
Conversion of stock (in shares)	253,842
Additional shares converted into common stock (in shares)	1,015,368
GRI Bio, Inc
Related Party Transaction [Line Items]
Common stock placed into escrow (in shares)	27,148,877
Private GRI
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit				$ (18,496)	$ (15,279)
Cash and cash equivalents				$ 9	$ 90
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)				31,130,077	26,722,077
Proceeds from issuance of common stock				$ 0	$ 100
Investor
Related Party Transaction [Line Items]
Investment in cash	$ 12,250
Investor | Private GRI
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	6,787,219